PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2015	2016
Cost:

Leasehold improvements	$816	$795
Computers and peripheral equipment	13,505	14,059
Office furniture and equipment	2,917	3,111
Motor vehicles	255	1,186
Software	2,851	2,970

	20,344	22,121
Accumulated depreciation:

Leasehold improvements	379	356
Computers and peripheral equipment	13,040	13,518
Office furniture and equipment	2,063	2,244
Motor vehicles	140	366
Software	2,426	2,572

	18,048	19,056

Depreciated cost	$2,296	$3,065

Depreciation expenses amounted to $  675, $ 792 and $ 893 for the years ended December 31, 2014, 2015 and 2016, respectively.